Other Liabilities - Summary of Other Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities [Abstract]
Other long-term contingencies	$ 74,808	$ 71,693	$ 64,489
Reserve for uncertain tax positions	10,137	10,009	12,818
Lease liabilities, long-term	5,345	5,508	7,737
Other	2,974	2,881	1,905
Other liabilities	$ 93,264	$ 90,091	$ 86,949